UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21913

                    DundeeWealth Funds
(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 301
                      Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Amy Duling

DundeeWealth US, LP

1055 Westlakes Drive, Suite 301

                     Berwyn, PA 19312
(Name and address of agent for service)

Registrant's telephone number, including area code: 610-854-0900

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Schedule of Investments

Dynamic Canadian Equity Income Fund
December 31, 2012 (Unaudited)

	Number of	Market
	Shares/ Units	Value
COMMON STOCKS - 88.6%
Bermuda - 0.3%
Brookfield Infrastructure Partners LP (a)	800	$28,200

Canada - 80.8%
Alaris Royalty Corp.	4,300	102,496
Allied Properties Real Estate Investment Trust, REIT	2,300	76,304
Baytex Energy Corp.	3,033	130,717
BCE, Inc.	5,500	235,714
Boardwalk Real Estate Investment Trust, REIT	500	32,437
Brookfield Asset Management, Inc., Class A	4,313	158,003
Brookfield Renewable Energy Partners LP (a)	1,505	44,452
Calloway Real Estate Investment Trust, REIT	8,832	257,049
Canadian Apartment Properties, REIT	1,800	45,059
Canadian Imperial Bank of Commerce	2,700	217,069
Canadian Real Estate Investment Trust, REIT	2,415	105,272
Canadian Utilities Ltd., Class A	2,300	166,344
Canexus Corp.	13,861	118,168
Chartwell Seniors Housing Real Estate Investment Trust, REIT	10,270	112,230
Cineplex, Inc.	500	16,000
Crescent Point Energy Corp.	6,145	232,407
Crombie Real Estate Investment Trust, REIT	4,000	59,355
DirectCash Payments, Inc.	3,000	70,514
Dundee Industrial Real Estate Investment Trust, REIT	7,200	81,070
Dundee Real Estate Investment Trust, Class A, REIT	8,097	304,686
Emera, Inc.	200	6,985
Enbridge, Inc.	8,112	350,838
Fortis, Inc., Receipt*	1,300	44,893
Gibson Energy, Inc.	5,500	132,980
H&R Real Estate Investment Trust, REIT	11,951	289,554
HNZ Group Inc., Class A	4,400	95,546
Innergex Renewable Energy, Inc.	24,560	255,550
Killam Properties, Inc.	9,324	117,077
Morguard Real Estate Investment Trust, REIT	7,665	140,863
Morneau Shepell, Inc.	20,900	266,844
Northland Power, Inc.	8,828	165,697
Parallel Energy Trust (a)	6,329	25,451
Pembina Pipeline Corp.	5,847	167,292
Pengrowth Energy Corp.	15,929	79,269
Pizza Pizza Royalty Income Fund (a)	23,600	237,732
Renegade Petroleum Ltd. Private Placement * † ‡	31,400	77,024
RioCan Real Estate Investment Trust, REIT	4,820	133,547
Rogers Communications, Inc., Class B	2,150	97,611
Suncor Energy Inc.	1,100	36,173
TELUS Corp., Class A	2,103	136,747
The Churchill Corp., Class A	6,761	59,134
The Keg Royalties Income Fund (a)	16,100	234,694
The Toronto-Dominion Bank	4,750	399,932
TransCanada Corp.	5,956	281,543
Twin Butte Energy, Ltd.	49,980	129,635
Veresen, Inc.	6,865	81,646
Vermilion Energy Inc.	3,630	189,656
		6,799,259

United States - 7.5%
American Capital Agency Corp., REIT	2,500	72,350
Ares Capital Corp.	3,700	64,750
Comcast Corp., Class A	3,100	115,878
Starwood Property Trust, Inc., REIT	3,200	73,472
The Home Depot, Inc.	27	1,670
The Williams Companies, Inc.	1,900	62,206
TJX Companies, Inc.	1,760	74,712
Two Harbors Investment Corp., REIT	6,200	68,696
Wells Fargo & Co.	2,750	93,995
		627,729
Total Common Stocks
(Cost $7,125,671)		7,455,188

Schedule of Investments
(Continued)

Dynamic Canadian Equity Income Fund
December 31, 2012 (Unaudited)

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 10.9%
BNY Mellon Cash Reserve,
0.05%**, due 1/02/13	$917,201	$917,201

Total Short-Term Investments
(Cost $917,201)		917,201

Total Investments - 99.5%
(Cost $8,042,872)***		8,372,389
Put Options Written - (0.0)%
(Premiums received $724)		(513)
Forward Foreign Currency Exchange Contract - 0.3%
(Unrealized depreciation)		27,371
Other Assets Less Liabilities - 0.2%		15,833
NET ASSETS - 100.0%		$8,415,080

Put Options Written as of 12/31/12 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
6	Crescent Point Energy Corp.	Jan. 2013/$38	$513
Total (Premiums received $724)			$513

Forward Foreign Exchange Contracts as of 12/31/12 were as follows:

Short Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Depreciation

USD	3,041,287	CAD	3,054,000	01/24/13	$(27,371)
Total Unrealized Depreciation					$(27,371)

(a)	Denoted in units.
†	Fair valued security. The aggregate value of fair valued securities is $77,024 comprising .92% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
‡	Illiquid security.
CAD	Canadian Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of December 31, 2012.
***	Aggregate tax cost is $8,049,248 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$511,370
Gross unrealized depreciation	(188,229)
Net unrealized appreciation	$323,141

Sector Allocation	% of Net Assets
Financial	35.7%
Energy	25.1
Telecommunication Services	7.0
Consumer Discretionary	6.5
Industrials	6.0
Utilities	6.0
Materials	2.3
Short-term Investments and other	11.4
100.0%

See Notes to the Schedule of Investments

Schedule of Investments

Dynamic Contrarian Advantage Fund
December 31, 2012 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 90.1%
Canada - 2.3%
National Bank of Canada	210	$16,307

Italy - 3.9%
Davide Campari-Milano SpA †	2,000	15,362
Tod’s SpA †	100	12,750
		28,112

Netherlands - 3.5%
ASML Holding NV	385	24,925

United Kingdom - 6.0%
GlaxoSmithKline plc †	750	16,284
Royal Dutch Shell plc, Class A †	770	27,208
		43,492
United States - 74.4%
Altria Group, Inc.	960	30,163
American Tower Corp., REIT	280	21,635
Apple, Inc.	40	21,321
Bed Bath & Beyond, Inc.*	200	11,182
Costco Wholesale Corp.	240	23,705
Danaher Corp.	300	16,770
Dollar Tree, Inc.*	400	16,224
Exxon Mobil Corp.	340	29,427
International Business Machines Corp.	110	21,070
Johnson & Johnson	410	28,741
Mastercard, Inc., Class A	50	24,564
McDonald’s Corp.	200	17,642
NIKE, Inc., Class B	240	12,384
Oracle Corp.	435	14,494
O’Reilly Automotive, Inc.*	300	26,826
Public Storage, REIT	200	28,992
Simon Property Group, Inc., REIT	220	34,780
The Chubb Corp.	200	15,064
The Coca-Cola Co.	600	21,750
The Hershey Co.	240	17,333
TJX Companies, Inc.	920	39,054
TransDigm Group, Inc.	100	13,636
Visa, Inc., Class A	180	27,284
WW Grainger, Inc.	110	22,261
		536,302
Total Common Stocks
(Cost $560,694)		649,138

	Number of	Expiration Date/
	Contracts	Exercise Price
PUT OPTIONS PURCHASED - 0.0%
SPDR S&P 500 ETF Trust	3	Jan. 2013/$110	6
SPDR S&P 500 ETF Trust	11	Jan. 2013/$115	33
Total Put Options Purchased			39
(Cost $18,157)

Schedule of Investments
(Continued)

Dynamic Contrarian Advantage Fund
December 31, 2012 (Unaudited)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 9.8%
BNY Mellon Cash Reserve,
0.05%**, due 01/02/13	$70,578	$70,578

Total Short-Term Investments
(Cost $70,578)		70,578

Total Investments - 99.9%
(Cost $649,429)***		719,755
Put OptionsWritten - 1.0%
(Premiums received $7,380)		(14)
Liabilities in Excess of Other Assets - (0.9)%		(694)
NET ASSETS - 100.0%		$720,435

Put Options Written as of 12/31/12 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
3	SPDR S&P 500 ETF Trust	Jan. 2013/$80	$(3)
11	SPDR S&P 500 ETF Trust	Jan. 2013/$90	(11)
Total (Premiums received $7,380)			$(14)

†	Fair valued security. The aggregate value of fair valued securities is $71,604 comprising 9.94% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
REIT	Real Estate Investment Trust
*	Non-income producing security.
**	Current yield as of December 31, 2012.
***	Aggregate tax cost is $649,984 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$93,246
Gross unrealized depreciation	(23,475)
Net unrealized appreciation	$69,771

Sector Allocation	% of Net Assets
Consumer Discretionary	18.9%
Information Technology	18.6
Financial	16.2
Consumer Staples	15.0
Energy	7.9
Industrials	7.3
Health Care	6.2
Short-term Investments and other	9.9
100.0%

See Notes to Schedule of Investments

Schedule of Investments

Dynamic Discovery Fund
December 31, 2012 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 92.8%
Germany - 2.5%
SAP AG †	300	$24,032

Israel - 7.0%
Frutarom Industries, Ltd. †	3,395	42,520
Strauss Group, Ltd. †	1,845	24,294
		66,814
Italy - 4.8%
Davide Campari-Milano SpA †	2,600	19,971
Tod’s SpA †	200	25,500
		45,471

Netherlands - 2.6%
ASML Holding NV †	385	24,925

Switzerland - 7.3%
Schweiter Technologies AG* †	73	41,783
Tamedia AG* †	250	28,010
		69,793

United Kingdom - 8.9%
British American Tobacco plc †	860	43,576
Royal Dutch Shell plc, Class A †	1,150	40,635
		84,211

United States - 59.7%
Air Lease Corp.*	430	9,245
Allergan, Inc.	200	18,346
Altria Group, Inc.	630	19,795
American Tower Corp., REIT	410	31,681
Apple, Inc.	60	31,982
Bed Bath & Beyond, Inc.*	420	23,482
Dollar Tree, Inc.*	440	17,846
EMC Corp.*	755	19,101
Exxon Mobil Corp.	350	30,292
Globe Specialty Metals, Inc.	1,410	19,387
Google, Inc., Class A*	30	21,281
International Business Machines Corp.	90	17,240
Mastercard, Inc., Class A	50	24,564
McDonald’s Corp.	190	16,760
NIKE, Inc., Class B	420	21,672
Oracle Corp.	565	18,826
O’Reilly Automotive, Inc.*	230	20,567
Public Storage, REIT	200	28,992
Simon Property Group, Inc., REIT	280	44,265
The Chubb Corp.	250	18,830
The Southern Co.	210	8,990
TJX Companies, Inc.	840	35,658
Varian Medical Systems Inc.*	300	21,072
Visa, Inc., Class A	170	25,769
WW Grainger, Inc.	120	24,284
		569,927

Total Common Stocks
(Cost $768,922)		885,173

WARRANTS - 0.0%
Canada - 0.0%
Kinross Gold Corp., Expire 9/03/13*	1,050	11
Total Warrants
(Cost $4,292)		11

Schedule of Investments
(Continued)

Dynamic Discovery Fund
December 31, 2012 (Unaudited)

	Number of	Expiration Date/	Market
	Contracts	Exercise Price	Value
PUT OPTIONS PURCHASED - 0.0%
SPDR S&P 500 ETF Trust	3	Jan. 2013/$110	$6
SPDR S&P 500 ETF Trust	14	Jan. 2013/$115	42
Total Put Options Purchased			48
(Cost $22,146)
		Principal
		Amount
SHORT-TERM INVESTMENTS - 7.6%
BNY Mellon Cash Reserve,
0.05%**, due 01/02/13		$72,513	72,513

Total Short-Term Investments
(Cost $72,513)			72,513

Total Investments - 100.4%
(Cost $867,873)***			957,745
Put Options Written - 0.0%
(Premiums received $9,065)			17
Forward Foreign Currency Exchange Contracts - (0.2)%
(Unrealized depreciation)			(1,672)
Liabilities in Excess of Other Assets - (0.2)%			(1,730)
NET ASSETS - 100.0%			$954,360

Put Options Written as of 12/31/12 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
3	SPDR S&P 500 ETF Trust	Jan. 2013/$80	$(3)
14	SPDR S&P 500 ETF Trust	Jan. 2013/$90	(14)
Total (Premiums received $9,065)			$(17)

Forward Foreign Currency Exchange Contracts as of 12/31/12 were as follows:

Short Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Depreciation

USD	4,755	ILS	17,817	1/24/13	$(11)
USD	25,671	ILS	102,183	1/24/13	(1,661)
Total Unrealized Depreciation					$(1,672)

†	Fair valued security. The aggregate value of fair valued securities is $315,246 comprising 33.03% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
ILS	Israeli New Sheqel
REIT	Real Estate Investment Trust
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of December 31, 2012.
***	Aggregate tax cost is $869,339 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$125,682
Gross unrealized depreciation	(37,276)
Net unrealized appreciation	$88,406

Sector Allocation	% of Net Assets
Information Technology	21.8%
Consumer Discretionary	19.9
Financial	13.0
Consumer Staples	11.3
Industrials	7.9
Energy	7.4
Materials	6.5
Health Care	4.1
Utilities	0.9
Short-term Investments and other	7.2
100.0%

See Notes to Schedule of Investments

Schedule of Investments

Dynamic Gold and Precious Metals Fund
December 31, 2012 (Unaudited)

	Number of	Market
	Shares/Units	Value
COMMON STOCKS - 99.1%
Australia - 27.7%
Azimuth Resources Ltd. † *	400,000	$96,696
Canyon Resources Ltd. † *	255,153	49,019
Crusader Resources Ltd. † *	150,000	57,119
Gryphon Minerals Ltd. † *	750,000	407,207
Integra Mining Ltd. * †	580,000	301,445
Northern Star Resources Ltd. † *	400,000	522,448
Orbis Gold Ltd. † *	300,000	80,100
Papillion Resources Ltd. † *	1,600,000	2,888,970
Perseus Mining Ltd. † *	1,050,000	2,314,125
Regis Resources Ltd. † *	450,000	2,429,138
Silver Lake Resources Ltd. † *	540,000	1,881,672
		11,027,939

Canada - 65.9%
Alamos Gold, Inc.	130,000	2,280,587
Astur Gold Corp. *	99,900	69,298
Augusta Resource Corp. *	175,000	427,516
Aureus Mining, Inc. *	400,000	241,279
Aurizon Mines Ltd. *	240,000	827,586
Belo Sun Mining Corp. *	1,450,000	2,361,516
Continental Gold Ltd. *	85,000	756,258
Dalradian Resources, Inc. *	300,000	461,446
Dundee Precious Metals, Inc. *	120,000	1,021,816
Goldcorp, Inc.	53,000	1,945,100
Kaminak Gold Corp., Class A *	52,900	87,750
MAG Silver Corp. *	33,400	341,488
Midas Gold Corp. *	305,000	686,840
New Gold Corp. *	240,000	2,656,479
Osisko Mining Corp. *	265,000	2,131,296
PMI Gold Corp. *	1,100,000	884,689
Premier Gold Mines Ltd. *	420,000	1,773,399
Pretium Resources, Inc. *	45,000	593,093
Queenston Mining, Inc. *	150,000	735,900
Reunion Gold Corp. *	233,100	77,333
Roxgold, Inc. *	1,400,000	999,296
San Gold Corp. *	1,440,000	1,143,662
Sarama Resources Ltd. (a) *	140,000	78,818
Timmins Gold Corp. *	350,000	1,052,076
Torex Gold Resources, Inc. *	960,000	2,123,253
Volta Resources, Inc. *	1,050,000	527,797
		26,285,571

Jersey Channel Islands - 1.2%
Lydian International Ltd. *	220,500	463,301

United States - 4.3%
Allied Nevada Gold Corp. *	56,900	1,720,672

Total Common Stocks
(Cost $44,545,041)		39,497,483

Schedule of Investments
(Continued)

Dynamic Gold and Precious Metals Fund
December 31, 2012 (Unaudited)

	Number of	Market
	Shares	Value
WARRANTS - 0.0%
Canada - 0.0%
Colorado Resources, Ltd., Expire 4/14/13 † * ‡	44,250	$0
Crescent Resources Corp., Expire 3/30/13 † * ‡	58,250	0
Malbex Resources, Inc., Expire 5/8/13 † * ‡	71,250	0
Ocean Park Venture Corp., Expire 5/11/13 † * ‡	33,550	0
Peregrine Diamonds, Ltd., Expire 11/14/13 † * ‡	17,142	0
		0
Total Warrants
(Cost $0)		0

	Principal
	Amount
SHORT-TERM INVESTMENTS - 1.6%
BNY Mellon Cash Reserve,
0.05%**, due 1/02/13	$650,107	650,107

Total Short-Term Investments
(Cost $650,107)		650,107

Total Investments - 100.7%
(Cost $45,195,148)***		40,147,590
Liabilities in Excess of Other Assets - (0.7)%		(269,177)
NET ASSETS - 100.0%		$39,878,413

†	Fair valued security. The aggregate value of fair valued securities is $11,027,939 comprising 27.65% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
‡	Illiquid security.
(a)	Denoted in units.
*	Non-income producing security.
**	Current yield as of December 31, 2012.
***	Aggregate tax cost is $45,217,233 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$4,447,131
Gross unrealized depreciation	(9,516,774)
Net unrealized depreciation	$(5,069,643)

Sector Allocation	% of Net Assets
Materials	99.1%
Short-term Investments and other	0.9
100.0%

See Notes to the Schedule of Investments

Schedule of Investments

Dynamic U.S. Growth Fund
December 31, 2012 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 94.9%
Consumer Discretionary - 16.8%
Amazon.com, Inc.*	9,500	$2,385,830
Lululemon Athletica, Inc.*	21,700	1,654,191
Michael Kors Holdings Ltd*	30,900	1,576,827
Ulta Salon Comsmetics & Fragrance, Inc.	33,800	3,321,188
		8,938,036
Consumer Staples - 4.7%
Whole Foods Market, Inc.	27,600	2,520,708
		2,520,708

Health Care - 17.5%
Alexion Pharmaceuticals, Inc.*	38,900	3,649,209
Celgene Corp.*	31,900	2,511,168
Regeneron Pharmaceuticals, Inc.*	18,500	3,164,795
		9,325,172

Information Technology - 55.9%
Akamai Technologies, Inc.*	41,300	1,689,583
Commvault Systems, Inc.*	43,800	3,053,298
Concur Technologies, Inc.*	14,800	999,296
Expedia, Inc.	39,000	2,396,550
LinkedIn Corp., Class A*	14,000	1,607,480
Mastercard, Inc., Class A	4,700	2,309,016
Netscout Systems, Inc.*	29,900	777,101
NetSuite, Inc.*	37,000	2,490,100
Rackspace Hosting, Inc.*	24,400	1,812,188
Salesforce.com, Inc.*	25,300	4,252,930
SolarWinds, Inc.*	68,300	3,582,335
Sourcefire, Inc.*	61,400	2,899,308
Ultimate Software Group, Inc.*	20,400	1,925,964
		29,795,149

Total Common Stocks
(Cost $46,002,319)		50,579,065

	Principal
	Amount
SHORT-TERM INVESTMENTS - 1.8%
BNY Mellon Cash Reserve,
0.05%**, due 1/02/13	$982,706	982,706

Total Short-Term Investments
(Cost $982,706)		982,706

Total Investments - 96.7%
(Cost $46,985,025)***		51,561,771
Other Assets Less Liabilities - 3.3%		1,749,520
NET ASSETS - 100.0%		$53,311,291

*	Non-income producing security.
**	Current yield as of December 31, 2012.
***	Aggregate tax cost is $47,738,419 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$4,830,761
Gross unrealized depreciation	(1,007,409)
Net unrealized appreciation	$3,823,352

Sector Allocation	% of Net Assets
Information Technology	55.9%
Health Care	17.5
Consumer Discretionary	16.8
Consumer Staples	4.7
Short-term Investments and other	5.1
100.0%

See Notes to the Schedule of Investments

Schedule of Investments

Dynamic Energy Income Fund
December 31, 2012 (Unaudited)

	Number of Shares/Units	Market Value
COMMON STOCKS - 84.4%
Canada - 62.1%
ARC Resources, Ltd.	69,616	$1,710,481
Baytex Energy Corp.	47,222	2,035,194
Bonterra Energy Corp.	5,100	234,004
Canexus Corp.	118,027	1,006,202
Crescent Point Energy Corp.	60,136	2,274,370
Enbridge Income Fund Holdings, Inc.	21,947	532,403
Gibson Energy, Inc.	80,002	1,934,300
Innergex Renewable Energy, Inc.	101,700	1,058,203
Northland Power, Inc.	64,372	1,208,229
Parallel Energy Trust (a)	211,170	849,181
Pembina Pipeline Corp.	62,999	1,802,505
Pengrowth Energy Corp.	241,115	1,199,879
Renegade Petroleum, Ltd.	300,000	735,900
Renegade Petroleum, Ltd., Private Placement * † ‡	325,000	797,225
TransCanada Corp.	20,700	978,500
Twin Butte Energy, Ltd.	785,970	2,038,607
Veresen, Inc.	57,784	687,227
Vermilion Energy, Inc.	40,565	2,119,396
Whitecap Resources, Inc. *	183,600	1,596,602
		24,798,408

Italy - 4.7%
Eni SpA, ADR	38,400	1,886,976

United States - 17.6%
Enterprise Products Partners LP	42,400	2,123,392
Linn Energy LLC	51,200	1,804,288
Marathon Oil Corp.	25,600	784,896
Plains All American Pipeline LP	34,900	1,578,876
The Williams Companies, Inc.	22,000	720,280
		7,011,732

Total Common Stocks
(Cost $35,399,457)		33,697,116

	Principal Amount
SHORT-TERM INVESTMENTS - 15.7%
BNY Mellon Cash Reserve,
0.05%**, due 01/02/13	$6,258,125	6,258,125
Total Short-Term Investments
(Cost $6,258,125)		6,258,125

Total Investments - 100.1%
(Cost $41,657,582)***		39,955,241
Put Written Options - (0.0)%
(Premiums received $2,872)		(2,051)
Forward Foreign Exchange Contracts - (0.3)%
(Unrealized depreciation)		(131,668)
Other Assets Less Liabilities - 0.2%		106,888
NET ASSETS - 100.0%		$39,928,410

Put Options Written as of 12/31/12 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
24	Crescent Point Energy Corp.	Jan. 2013/$38	$(2,051)
Total (Premiums received $2,872)			$(2,051)

Forward Foreign Exchange Contracts as of 12/31/12 were as follows:

Long Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Depreciation

CAD	888,211	USD	879,000	01/24/13	$(4,992)
CAD	1,574,971	USD	1,554,000	01/24/13	(13,512)
Total Unrealized Depreciation					$(18,504)

Short Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Depreciation

USD	9,173,224	CAD	9,209,000	01/24/13	$(79,976)
USD	3,687,586	CAD	3,703,000	01/24/13	(33,188)
Total Unrealized Depreciation					$(113,164)

†	Fair valued security. The aggregate value of fair valued securities is $797,225 comprising 2.00% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
‡	Illiquid security.
(a)	Denoted in units.
ADR	American Depositary Receipt.
CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of December 31, 2012.
***	Aggregate tax cost is $42,050,662 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$1,929,439
Gross unrealized depreciation	(4,024,860)
Net unrealized depreciation	$(2,095,421)

Sector Allocation	% of Net Assets
Energy	74.2%
Utilities	5.7
Materials	4.5
Short-term Investments and other	15.6
100.0%

See Notes to Schedule of Investments

Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund,
Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund,
Dynamic U.S. Growth Fund, Dynamic Energy Income Fund
Notes to Schedule of Investments
December 31, 2012 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Funds may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. If GCIC US, Ltd.’s (the “Sub-Adviser” or “GCIC”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Funds may leave the Funds in a worse position than if they had not used such strategies.

Derivative contracts held are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Funds are subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Funds may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or

Notes to Schedule of Investments
(Continued)

be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”).  The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

There are significant risks associated with the Funds’ use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the GCIC’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds’ exposure to price fluctuations, while others tend to increase its market exposure.

At December 31, 2012, the Funds held no investments in futures contracts or options on futures.

Forward Foreign Currency Exchange Contracts - The Funds did engage in forward foreign currency exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Sub-Adviser due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Sub-Adviser would otherwise desire, to the possible detriment of a Fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, a Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to a Fund.

During the period ended December 31, 2012, the Dynamic Canadian Equity Income Fund and Dynamic Energy Income Fund entered into forward foreign exchange contracts with RBC Dominion Securities, and the Dynamic Discovery Fund and Dynamic Energy Income Fund entered into forward foreign currency contracts with Barclays Capital.

Forward foreign currency exchange contracts for the Dynamic Canadian Equity Income Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund at December 31, 2012 are presented within the Schedules of Investments.

Notes to Schedule of Investments
(Continued)

Options - The Funds may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. Each Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

During the period ended December 31, 2012, the Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund entered into option contracts with Credit Suisse Securities LLC and Merrill Lynch, and Dynamic Energy Income Fund entered into option contracts with BMO Capital Markets and TD Securities.

Option positions for the Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund at December 31, 2012 are presented within the Schedules of Investments.

Written options activity for the Funds listed below for the quarter ended December 31, 2012 was as follows:

	Dynamic Canadian Equity Income Fund		Dynamic Contrarian Advantage Fund		Dynamic Discovery Fund		Dynamic Energy Income Fund
	Number of		Number of		Number of		Number of
	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums
Options outstanding at September 30, 2012	79	$ 5,340	14	$ 7,380	17	$ 9,065	84	$ 3,853
Options written	177	13,831	—	—	—	—	967	42,338
Options expired	(250)	(18,447)	—	—	—	—	(1,027)	(43,319)
Options outstanding at December 31, 2012	6	$ 724	14	$ 7,380	17	$ 9,065	24	$ 2,872

The following tables summarize the value of derivatives held as of December 31, 2012, by their primary underlying risk exposure:

		Asset Derivatives
	Total Value at December 31, 2012	Equity Contracts	Forward Foreign Currency Exchange Contracts
Dynamic Canadian Equity Income Fund	$27,371	$—	$27,371
Dynamic Contrarian Advantage Fund	7,405	7,405	—
Dynamic Discovery Fund	65	65	—
Total	$34,841	$7,470	$27,371

		Liability Derivatives
	Total Value at December 31, 2012	Equity Contracts	Forward Foreign Currency Exchange Contracts
Dynamic Canadian Equity Income Fund	$(513)	$(513)	$—
Dynamic Discovery Fund	(1,672)	—	(1,672)
Dynamic Energy Income Fund	(133,719)	(2,051)	(131,668)
Total	$(135,904)	$(2,564)	$(133,340)

Notes to Schedule of Investments
(Continued)

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

Level 1:        Quoted prices in active markets for identical securities

Level 2:        Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:        Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2012, is as follows:

	Dynamic Canadian Equity Income Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund	Dynamic Gold & Precious Metals Fund	Dynamic Energy Income Fund
ASSETS:
Level 1: Quoted Prices
Common Stocks Market Value:
Bermuda	$28,200	$—	$—	$—	$—
Canada	6,722,235	16,307	—	26,285,571	24,001,183
Italy	—			—	1,886,976
Jersey Channel Islands	—	—	—	463,301	—
United States	627,729	536,302	569,927	1,720,672	7,011,732
Warrants Market Value:
Canada	—	—	11	—	—
Short-term Investments Market Value:	917,201	70,578	72,513	650,107	6,258,125
Total Level 1 Market Value of Investments	$8,295,365	$623,187	$642,451	$29,119,651	$39,158,016

Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Australia	$—	$—	$—	$11,027,939	$—
Canada	77,024	—	—	—	797,225
Germany	—	—	24,032	—	—
Israel	—	—	66,814	—	—
Italy	—	28,112	45,471	—	—
Netherlands	—	24,925	24,925	—	—
Switzerland	—		69,793	—	—
United Kingdom	—	43,492	84,211	—	—
Total Level 2 Market Value of Investments	$77,024	$96,529	$315,246	$11,027,939	$797,225

Level 3: Significant Unobservable Inputs
Warrants Market Value:
Canada	$—	$—	$—	$0	$—
Total Level 3 Market Value of Investments	$—	$—	$—	$0	$—

Total Market Value of Investments	$8,372,389	$719,716	$957,697	$40,147,590	$39,955,241

Level 2: Other Significant Observable Inputs
ASSETS:
Other Financial Instruments Unrealized Appreciation: *
Foreign Currency Exchange Risks:
Forward Foreign Currency Exchange Contracts	$27,371	$780	$—	$—	$—
Other Financial Instruments Market Value:
Equity Risks:
Put Options Purchased	—	39	48	—	—
Put Options Written	—	7,366	17	—	—
LIABILITIES:
Other Financial Instruments Unrealized Depreciation: *
Foreign Currency Exchange Risks:
Forward Foreign Currency Exchange Contracts	—	—	(1,672)	—	(131,668)
Other Financial Instruments Market Value:
Equity Risks:
Put Options Written	(513)	—	—	—	(2,051)
		.
Total Other Financial Instruments	$26,858	$8,185	$(1,607)	$—	$(133,719)

*	Other financial instruments are derivative instruments, such as futures, forwards, and options which are valued at the unrealized appreciation/depreciation of the investment.

Notes to Schedule of Investments
(Continued)

To adjust for the time difference between local market close and the calculation of the NAV, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

		Dynamic U.S. Growth Fund *
	Level 1 - Quoted Prices	$50,579,065
	Total Market Value of Investments	$50,579,065

*	Level 1 securities for Dynamic U.S. Growth Fund consist of common stocks and BNY Mellon Money Market Account as disclosed in the Schedule of Investments.

There were no Level 3 investments held at December 31, 2012 or September 30, 2012 for Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic U.S. Growth Fund, and Dynamic Energy Income Fund.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value for the Dynamic Gold & Precious Metals Fund:

Dynamic Gold and Precious Metals Fund	Balance as of 09/31/12	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3 †	Transfers out of Level 3 †	Balance as of 12/31/12	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 12/31/12

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Warrants:
Canada	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Total Warrants	0	—	—	—	—	—	—	—	0	—
TOTAL INVESTMENTS IN SECURITIES	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

† The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

The Funds use recognized industry pricing services that are approved by the Board and unaffiliated with Dundee Wealth US, LP, the investment adviser to the Funds (the “Adviser”), to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained

Notes to Schedule of Investments
(Continued)

from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair value prices for foreign equity securities may be provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Funds calculate NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board with respect to fair valuation events.

NOTE C. Tax Disclosure - The Funds intend to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to shareholders. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2012.

At September 30, 2012, the Funds had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act 2010, the Funds will be permitted to carryforward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as short-term or long-term rather than being considered all short-term as under previous law.

Notes to Schedule of Investments
(Continued)

Expiring in Fiscal Year	Dynamic Canadian Equity Income Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund	Dynamic Gold & Precious Metals Fund	Dynamic U.S. Growth Fund	Dynamic Energy Income Fund
Short-Term (Post-Effective With No Expiration)	$11,213	$9,506	$11,227	$18,148	$736,913	$—
Long-Term (Post-Effective With No Expiration)	10,014	1,422	10,909	—	—	—

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

Schedule of Investments

JOHCM International Select Fund
December 31, 2012 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 93.5%
Bermuda - 4.4%
Jardine Matheson Holdings, Ltd. †	95,200	$5,920,562
Seadrill, Ltd. †	134,210	4,946,201
		10,866,763

Canada - 4.4%
Valeant Pharmaceuticals International, Inc. *	102,962	6,142,319
Yamana Gold, Inc.	277,661	4,776,093
		10,918,412

Germany - 23.8%
Adidas AG †	66,477	5,924,342
Brenntag AG †	45,267	5,947,108
Dialog Semiconductor plc * †	338,560	5,943,480
GEA Group AG †	184,141	5,947,560
Henkel AG & Co. KGaA †	87,948	6,023,675
Hugo Boss AG * †	55,229	5,856,241
Kabel Deutschland Holding AG †	80,937	6,052,366
SAP AG †	75,686	6,062,975
Symrise AG †	170,923	6,119,522
Wirecard AG †	224,851	5,514,237
		59,391,506

Hong Kong - 2.4%
First Pacific Co., Ltd. †	5,343,000	5,899,020

Indonesia - 2.2%
PT Bank Rakyat Indonesia Persero Tbk †	7,715,378	5,618,894

Ireland - 4.8%
Experian plc †	362,131	5,851,073
WPP plc †	426,534	6,200,671
		12,051,744

Italy - 2.4%
Tod's SpA †	47,184	6,015,946

Japan - 12.9%
Dena Co., Ltd. †	173,100	5,691,677
Japan Securities Finance Co., Ltd. †	1,217,222	7,821,653
Osaka Securities Exchange Co., Ltd. †	126,700	6,324,921
Softbank Corp. †	167,100	6,114,479
Sysmex Corp. †	135,890	6,225,963
		32,178,693

Netherlands - 7.6%
Chicago Bridge & Iron Co. NV	145,239	6,731,828
LyondellBasell Industries NV, Class A	106,376	6,073,006
NXP Semiconductors NV *	236,379	6,233,314
		19,038,148

Qatar - 2.3%
Industries Qatar QSC †	132,733	5,663,947

Singapore - 4.9%
Avago Technologies, Ltd.	189,570	6,001,786
Keppel Corp., Ltd. †	680,000	6,178,809
		12,180,595

Schedule of Investments
(Continued)

JOHCM International Select Fund
December 31, 2012 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS (continued)
Sweden - 2.4%
Hexagon AB †	237,039	$5,958,577

Switzerland - 4.6%
Givaudan SA †	5,541	5,874,441
UBS AG †	360,261	5,665,528
		11,539,969

United Kingdom - 9.8%
3i Group plc †	1,727,473	6,038,904
Barclays plc †	1,459,424	6,302,383
Intermediate Capital Group plc †	1,185,092	6,225,691
The Sage Group plc †	1,246,253	5,970,353
		24,537,331

United States - 4.6%
iShares MSCI EAFE Index Fund	92,293	5,244,088
Virgin Media, Inc.	167,956	6,172,383
		11,416,471

Total Common Stocks
(Cost $206,525,160)		233,276,016

WARRANTS - 2.7%
Bermuda - 2.7%
Zee Entertainment Enterprises. Ltd., Expire 05/03/15 * †	1,656,189	6,671,307

Total Warrants
(Cost $6,715,926)		6,671,307

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.8%
BNY Mellon Cash Reserve,
0.05%**, due 01/02/13	$7,048,871	7,048,871

Total Short-Term Investments
(Cost $7,048,871)		7,048,871

Total Investments - 99.0%
(Cost $220,289,957)***		246,996,194
Other Assets Less Liabilities - 1.0%		2,443,019
NET ASSETS - 100.0%		$249,439,213

†	Fair valued security. The aggregate value of fair valued securities is $192,572,506 comprising 77.20% of net assets, which were valued pursuant to guidelines established by the Board of Trustees.
*	Non-income producing security.
**	Current yield as of December 31, 2012.
***	Aggregate tax cost is $220,826,362 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$28,720,339
Gross unrealized depreciation	(2,550,507)
Net unrealized appreciation	$26,169,832

Sector Allocation (Unaudited)	% of Net Assets
Financials	20.0%
Information Technology	19.0
Consumer Discretionary	17.2
Industrials	16.9
Materials	9.2
Health Care	5.0
Telecommunication Services	2.4
Consumer Staples	2.4
Exchange-Traded Funds	2.1
Energy	2.0
Short-term Investments and other	3.8
100.0%

See Notes to Schedule of Investments

Schedule of Investments

JOHCM Emerging Markets Opportunities Fund
December 31, 2012 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 91.0%
Brazil - 6.0%
Banco do Brasil SA †	1,900	$24,238
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	600	26,634
Localiza Rent a Car SA †	2,100	38,598
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA †	200	4,443
		93,913

Canada - 3.3%
Pacific Rubiales Energy Corp.	1,300	30,203
Yamana Gold, Inc.	1,300	22,373
		52,576

Cayman Islands - 8.0%
Baidu, Inc., ADR *	400	40,116
ENN Energy Holdings, Ltd. †	5,000	21,861
Golden Eagle Retail Group, Ltd. †	13,000	32,408
Hengan International Group Co., Ltd. †	1,600	14,461
Xinyi Glass Holdings, Ltd. †	27,000	16,997
		125,843

China - 10.2%
China Construction Bank Corp. †	49,000	39,935
China Merchants Bank Co., Ltd. †	12,600	28,256
China Shenhua Energy Co., Ltd. †	9,400	41,936
Industrial & Commercial Bank of China, Ltd. †	60,000	43,270
Shanghai Electric Group Co., Ltd. †	18,000	7,826
		161,223

Cyprus - 1.6%
Globaltrans Investment plc, GDR	1,500	24,765

Hong Kong - 9.9%
China Mobile, Ltd., ADR	440	25,837
China Overseas Land & Investment, Ltd. †	14,000	42,408
CNOOC, Ltd., ADR	236	51,920
Lenovo Group, Ltd. †	39,000	35,704
		155,869

India - 6.2%
HDFC Bank, Ltd., ADR	1,142	46,502
ICICI Bank, Ltd., ADR	1,164	50,762
		97,264

Jersey Channel Islands - 3.2%
Centamin plc * †	22,949	14,755
Randgold Resources, Ltd. †	369	36,367
		51,122

Korea - 13.1%
Hyundai Motor Co. †	26	5,352
Hyundai Motor Co., GDR *	993	32,044
LG Corp. †	332	20,349
Samsung Electronics Co., Ltd. †	7	10,019
Samsung Electronics Co., Ltd., GDR	93	65,565
Samsung Electronics Co., Ltd., Preference †	68	54,379
Youngone Corp. †	640	19,772
		207,480

Schedule of Investments
(Continued)

JOHCM International Select Fund
December 31, 2012 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS (continued)

Malaysia - 3.5%
AMMB Holdings Bhd †	14,000	$31,096
Gamuda Bhd †	6,600	7,869
Genting Bhd †	5,200	15,702
		54,667

Netherlands - 2.0%
Yandex NV, Class A *	1,500	32,355

Russia - 5.0%
Pharmstandard OJSC, GDR *	1,778	29,817
Sberbank of Russia, ADR	3,981	48,966
		78,783

South Africa - 6.8%
MTN Group, Ltd. †	1,566	32,915
Naspers, Ltd. †	623	40,030
Vodacom Group, Ltd. †	2,268	33,571
		106,516

Taiwan - 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,754	47,259

Thailand - 3.6%
Advanced Info Service pcl †	3,100	21,324
PTT Exploration & Production pcl †	5,900	31,795
PTT pcl †	400	4,362
		57,481

United States - 5.6%
iShares MSCI South Korea Index Fund	949	60,129
MercadoLibre, Inc.	364	28,600
		88,729

Total Common Stocks
(Cost $1,367,704)		1,435,845

WARRANTS - 6.0%
Bermuda - 6.0%
Bharat Heavy Electricals, Ltd., Expire 07/20/15 * †	3,277	13,652
Exide Industries, Ltd., Expire 06/30/15 * †	12,312	32,449
Hero Motocorp, Ltd., Expire 06/09/15 * †	660	22,895
Petronet LNG, Ltd., Expire 05/20/15 * †	9,037	25,920
		94,916

Total Warrants
(Cost $91,983)		94,916

Total Investments - 97.0%
(Cost $1,459,687)**		1,530,761
Other Assets Less Liabilities - 3.0%		47,150
NET ASSETS - 100.0%		$1,577,911

†	Fair valued security. The aggregate value of fair valued securities is $866,914 comprising 54.94% of net assets, which were valued pursuant to guidelines established by the Board of Trustees.
*	Non-income producing security.
**	Aggregate tax cost is $1,459,687 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$87,131
Gross unrealized depreciation	(16,057)
Net unrealized appreciation	$71,074

Sector Allocation (Unaudited)	% of Net Assets
Financials	22.5%
Information Technology	19.9
Consumer Discretionary	11.7
Energy	10.2
Industrials	9.5
Telecommunication Services	7.2
Materials	4.7
Exchange-Traded Funds	3.8
Utilities	3.0
Consumer Staples	2.6
Health Care	1.9
Short-term Investments and other	3.0
100.0%

See Notes to Schedule of Investments

JOHCM International Select Fund

JOHCM Emerging Markets Opportunities Fund

Notes to Schedule of Investments

December 31, 2012 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Funds may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. If JO Hambro Capital Management Ltd.’s (the “Sub-Adviser” or “JO Hambro”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Funds may leave the Funds in a worse position than if they had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Funds are subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Futures and Options on Futures - The Funds may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

At December 31, 2012, the Funds held no investments in futures contracts or options on futures.

Notes to Schedule of Investments

(Continued)

Forward Foreign Currency Exchange Contracts - The Funds may engage in forward foreign currency exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies.

At December 31, 2012, the Funds held no investments in forward foreign currency exchange contracts.

Options - The Funds may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Funds may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Funds’ investment objective, and except as restricted by the Funds’ investment limitations.

During the three-month period ended December 31, 2012, the Funds held no investments in options.

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Funds’ investments as of December 31, 2012, is as follows:

	JOHCM International Select Fund	JOHCM Emerging Markets Opportunities Fund
Level 1: Quoted Prices

Common Stocks Market Value:
Brazil	$ -	$ 26,634
Canada	10,918,412	52,576
Cayman Islands	-	40,116
Cyprus	-	24,765
Hong Kong	-	77,757
India	-	97,264
Korea	-	97,609
Netherlands	19,038,148	32,355
Russia	-	78,783
Singapore	6,001,786	-
Taiwan	-	47,259
United States	11,416,471	88,729
Short-term Investments Market Value	7,048,871	-
Total Level 1 Market Value of Investments	$ 54,423,688	$ 663,847

Level 2: Other Significant Observable Inputs

Common Stocks Market Value:
Australia
Bermuda	$ 10,866,763	$ -
Brazil	-	67,279
Cayman Island	-	85,727
China	-	161,223
Germany	59,391,506	-
Hong Kong	5,899,020	78,112
Indonesia	5,618,894	-
Ireland	12,051,744	-
Italy	6,015,946	-
Japan	32,178,693	-
Jersey Channel Islands	-	51,122
Korea	-	109,871
Malaysia	-	54,667
Qatar	5,663,947	-
Singapore	6,178,809	-
South Africa	-	106,516
Sweden	5,958,577	-
Switzerland	11,539,969	-
Thailand	-	57,481
United Kingdom	24,537,331	-
Total Level 2 Market Value of Investments	$ 185,901,199	$ 771,998

Level 3: Significant Unobservable Inputs

Warrants Market Value:
Bermuda	$ 6,671,307	$ 94,916
Total Level 3 Market Value of Investments	$ 6,671,307	$ 94,916
Total Market Value of Investments	$ 246,996,194	$ 1,530,761

The Funds did not have transfers between Level 1 and Level 2 during the three-month period ended December 31, 2012.

To adjust for the time difference between local market close and the calculation of the net asset value, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

There were no Level 3 instruments held at September 30, 2012 for the JOHCM International Select Fund.

The following tables reconcile Level 3 investments for JOHCM International Select Fund and JOHCM Emerging Markets Opportunities Fund at December 31, 2012.

JOHCM International Select Fund

	Balance as of 09/30/12	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3 †	Transfers out of Level 3 †	Balance as of 12/31/12	Net change in unrealized appreciation/depreciation during the period on Level 3 investments held at 12/31/12

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Warrants:
Bermuda	$-	$-	$-	$(44,619)	$6,715,926	$-	$-	$-	$6,671,307	$(44,619)
TOTAL INVESTMENTS IN SECURITIES	$-	$-	$-	$(44,619)	$-	$-	$-	$-	$6,671,307	$(44,619)

† The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

JOHCM Emerging Markets Opportunities Fund

	Balance as of 09/30/12	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3 †	Transfers out of Level 3 †	Balance as of 12/31/12	Net change in unrealized appreciation/depreciation during the period on Level 3 investments held at 12/31/12

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Warrants:
Bermuda	$-	$-	$-	$2,933	$105,347	$(13,364)	$-	$-	$94,916	$2,933
TOTAL INVESTMENTS IN SECURITIES	$-	$-	$-	$2,933	$-	$(13,364)	$-	$-	$94,916	$2,933

† The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

Notes to Schedule of Investments

(Continued)

Additional Information to Evaluate Quantitative Information.

The Funds use recognized industry pricing services that are approved by the Board and unaffiliated with DundeeWealth US, LP, the investment adviser to the Funds (the “Adviser”), to value most of their securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair value prices for foreign equity securities may be provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which a Fund calculates NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board with respect to fair valuation events.

NOTE C. Tax Disclosure - The Funds intend to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to shareholders. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2012.

Notes to Schedule of Investments

(Continued)

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2012, JOHCM International Select Fund deferred qualified late year losses of $9,414,266 of which $7,633,633 is short-term and $1,780,633 is long-term.

As of September 30, 2012, JOHCM International Select Fund had a capital loss carryforward of $843,592 which is short-term in character and not subject to expiration.

Schedule of Investments

Mount Lucas U.S. Focused Equity Fund
December 31, 2012 (Unaudited)
		Number	Market
		of Shares	Value
COMMON STOCKS - 99.1%
Consumer Discretionary - 19.5%
Chipotle Mexican Grill, Inc.*		744	$ 221,310
Dollar Tree, Inc. *		6,465	262,220
DR Horton, Inc.		14,760	291,953
GameStop Corp., Class A		50,585	1,269,178
The Gap, Inc.		7,806	242,298
The Home Depot, Inc.		4,913	303,869
Lennar Corp.		8,570	331,402
Macy's, Inc.		7,808	304,668
O'Reilly Automotive, Inc. *		3,318	296,696
PulteGroup, Inc. *		20,293	368,521
Ross Stores, Inc.		4,022	217,791
VF Corp.		2,029	306,318
Whirlpool Corp.		14,791	1,504,984
			5,921,208
Consumer Staples - 9.5%
Dean Foods Co. *		16,913	279,234
Lorillard, Inc.		2,364	275,808
Safeway, Inc.		128,522	2,324,963
			2,880,005
Energy - 12.8%
ConocoPhillips		15,646	907,311
Marathon Petroleum Corp.		21,591	1,360,233
Phillips 66 *		7,640	405,684
Valero Energy Corp.		35,725	1,218,937
			3,892,165
Financials - 21.8%
The Allstate Corp.		29,943	1,202,810
Assurant, Inc.		27,864	966,881
MetLife, Inc.		31,147	1,025,982
Prudential Financial, Inc.		40,763	2,173,891
The Travelers Cos, Inc.		17,380	1,248,232
			6,617,796
Health Care - 6.0%
Aetna, Inc.		25,459	1,178,752
Biogen Idec, Inc. *		2,464	361,395
Intuitive Surgical, Inc. *		567	278,040
			1,818,187

Industrials - 22.0%
Engility Holdings, Inc. *		2,852	54,929
Fastenal Co.		5,653	263,939
L-3 Communications Holdings, Inc.		17,384	1,331,962
Northrop Grumman Corp.		36,857	2,490,796
Raytheon Co.		43,633	2,511,515
			6,653,141

Information Technology - 6.5%
Apple, Inc.		419	223,340
Seagate Technology Plc		44,442	1,354,592
Visa, Inc., Class A		2,539	384,862
			1,962,794

Materials - 1.0%
The Sherwin-Williams Co.		1,945	299,180

Mount Lucas U.S. Focused Equity Fund
December 31, 2012 (Unaudited)

Total Common Stocks
(Cost $28,405,700)			30,044,476
Total Investments - 99.1%
(Cost $28,405,700)**			30,044,476
Other Assets Less Liabilities - 0.9%			286,843
NET ASSETS - 100.0%			$ 30,331,319

* Non-income producing security
** Aggregate tax cost is $28,497,145
and net unrealized appreciation is as follows:
Gross unrealized appreciation			$ 2,361,585
Gross unrealized depreciation			(814,254)
Net unrealized appreciation			$ 1,547,331

Sector Allocation (Unaudited)	% of Net Assets
Industrials	22.0%
Financials	21.8
Consumer Discretionary	19.5
Energy	12.8
Consumer Staples	9.5
Information Technology	6.5
Health Care	6.0
Materials	1.0
Other Assets & Liabilities	0.9
	100.0%

See Notes to Schedule of Investments

Mt. Lucas U.S. Focused Equity Fund

Notes to Schedule of Investments

December 31, 2012 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Mount Lucas Management LP’s (the “Sub-Adviser” or “Mount Lucas”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

At December 31, 2012, the Fund held no investments in futures contracts or options on futures.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.

Notes to Schedule of Investments

(Continued)

At December 31, 2012, the Fund held no investments in options.

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2012, is as follows:

Level 1 - Quoted Prices*	$30,044,476
Total Market Value of Investments	$30,044,476
_______________
* Level 1 securities consist of common stocks as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at December 31, 2012 or September 30, 2012.

Additional Information to Evaluate Quantitative Information.

The Fund uses recognized industry pricing services that are approved by the Board and unaffiliated with DundeeWealth US, LP, the investment adviser to the Fund (the “Adviser”), to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair value prices for foreign equity securities may be provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Fund

Notes to Schedule of Investments

(Continued)

calculates NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board with respect to fair valuation events.

NOTE C. Tax Disclosure – The Fund intends to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to shareholders. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2012.

For the year ended September 30, 2012, the Fund had a capital loss carryforward of $209,324, which is available to reduce future required distributions of net capital gains to shareholders, through 2018.

Schedule of Investments

Smith Group Large Cap Core Growth Fund
December 31, 2012 (Unaudited)

		Number	Market
		of Shares	Value
COMMON STOCKS - 98.0%
Consumer Discretionary - 12.2%
Bed Bath & Beyond, Inc. *		25,670	$1,435,210
Mattel, Inc.		41,420	1,516,800
Ross Stores, Inc.		25,880	1,401,402
The Home Depot, Inc.		23,500	1,453,475
Tupperware Brands Corp		23,500	1,506,350
			7,313,237

Consumer Staples - 12.5%
Costco Wholesale Corp.		15,100	1,491,427
Ingredion, Inc.		22,800	1,469,004
Kimberly-Clark Corp.		17,600	1,485,968
The Kroger Co.		57,800	1,503,956
Whole Foods Market, Inc.		16,500	1,506,945
			7,457,300

Energy - 11.5%
Chevron Corp.		13,900	1,503,146
Exxon Mobil Corp.		17,210	1,489,526
Helmerich & Payne, Inc.		25,090	1,405,291
National Oilwell Varco Inc.		18,900	1,291,815
Occidental Petroleum Corp.		15,500	1,187,455
			6,877,233

Financials - 12.5%
American Express Co.		26,180	1,504,826
East West Bancorp, Inc.		69,700	1,497,853
JP Morgan Chase & Co.		34,300	1,508,171
The Travelers Companies, Inc.		20,800	1,493,856
US Bancorp		45,600	1,456,464
			7,461,170

Health Care - 14.8%
Johnson & Johnson		21,400	1,500,140
McKesson Corp.		15,510	1,503,850
Omnicare, Inc.		41,800	1,508,980
ResMed, Inc.		35,300	1,467,421
The Cooper Companies, Inc.		15,900	1,470,432
Watson Pharmaceuticals, Inc. *		16,600	1,427,600
			8,878,423

Industrials - 10.0%
Alaska Air Group, Inc. *		34,800	1,499,532
AMETEK, Inc.		39,850	1,497,165
Robert Half International, Inc.		47,200	1,501,903
Wabtec Corp.		17,100	1,496,934
			5,995,534

Information Technology - 19.6%
Accenture, Inc., Cl. A		22,400	1,489,600
Brocade Communications Inc. *		267,400	1,425,242
Cadence Design Systems, Inc. *		110,600	1,494,206
IAC/InterActiveCorp		31,900	1,508,870
International Business Machines Corp.		7,760	1,486,428
Motorola Solutions, Inc.		27,000	1,503,360
Nuance Communications, Inc.*		60,300	1,345,896
Oracle Corp.		44,900	1,496,068
			11,749,670

Smith Group Large Cap Core Growth Fund
December 31, 2012 (Unaudited)

		Number	Market
		of Shares	Value
COMMON STOCKS (continued)
Materials - 2.5%
CF Industries Holdings, Inc.		7,300	$ 1,483,068

Utilities - 2.4%
CenterPoint Energy, Inc.		73,400	1,412,950

Total Common Stocks
(Cost $49,790,396)			58,628,585

Total Investments - 98.0%
(Cost $49,790,396)**			58,628,585
Other Assets Less Liabilities - 2.0%			1,256,757
NET ASSETS - 100.0%			$ 59,885,342

* Non-income producing security
** Aggregate tax cost is $49,801,607
and net unrealized appreciation is as follows:
Gross unrealized appreciation			$ 9,816,315
Gross unrealized depreciation			(989,337)
Net unrealized appreciation			$ 8,826,978

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	19.6%
Health Care	14.8
Financials	12.5
Consumer Staples	12.5
Industrials	10.0
Consumer Discretionary	12.2
Energy	11.5
Materials	2.5
Utilities	2.4
Other Assets Less Liabilities	2.0
	100.0%

See Notes to Schedule of Investments

Smith Group Large Cap Core Growth Fund

Notes to Schedule of Investments

December 31, 2012 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Smith Asset Management Group, L.P.’s (the “Sub-Adviser” or “Smith”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

At December 31, 2012, the Fund held no investments in futures contracts or options on futures.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.

At December 31, 2012, the Fund held no investments in options.

Notes to Schedule of Investments

(Continued)

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2012, is as follows:

Level 1 - Quoted Prices*	$58,628,585
Total Market Value of Investments	$58,628,585
______________________ * Level 1 securities consist of common stocks as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at December 31, 2012 or September 30, 2012.

Additional Information to Evaluate Quantitative Information.

The Fund uses recognized industry pricing services that are approved by the Board and unaffiliated with DundeeWealth US, LP, the investment adviser to the Fund (the “Adviser”), to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair value prices for foreign equity securities may be provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Fund

Notes to Schedule of Investments

(Continued)

calculates NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board with respect to fair valuation events.

NOTE C. Tax Disclosure - The Fund intends to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to shareholders. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2012.

For the year ended September 30, 2012, the Fund had a capital loss carryforward of $6,619,530, which is available to reduce future required distributions of net capital gains to shareholders. $64,141 is available through 2017; $6,555,389 is available through 2018.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DundeeWealth Funds

By (Signature and Title)*	/s/ Amy D. Duling
Amy D. Duling, President
(principal executive officer)

Date	03/01/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy D. Duling
Amy D. Duling, President
(principal executive officer)

Date	03/01/2013

By (Signature and Title)*	/s/ John H. Leven
John H. Leven, Treasurer
(principal financial officer)

Date	03/01/2013

*Print the name and title of each signing officer under his or her signature.